Cover	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-34063
Entity Registrant Name	LendingTree, Inc.
Entity Central Index Key	0001434621
Entity Tax Identification Number	26-2414818
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1415 Vantage Park Dr.
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28203
City Area Code	(704)
Local Phone Number	541-5351
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	TREE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false